Fair Value Measurements (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial assets that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account	$200,007,439	$-	$-

Liabilities
Derivative warrant liabilities -Public Warrants	$29,000,000	$-	$-
Derivative warrant liabilities -Private Warrants	$-	$-	$18,240,000
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$200,067,535	$-	$-

Liabilities
Derivative warrant liabilities - Public Warrants	$17,400,000	$-	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$10,920,000

December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Investments held in Trust Account	$200,067,535	$-	$-

Liabilities
Derivative warrant liabilities -Public Warrants	$17,400,000	$-	$-
Derivative warrant liabilities -Private Warrants	$-	$-	$10,920,000

Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates
As of March 31, 2021
Stock Price	$12.52
Volatility	20.5%
Expected life of the options to convert	5.25
Risk-free rate	0.98%
Dividend yield	0.0%

	As of August 25, 2020	As of September 30, 2020	As of December 31, 2020
Stock Price	$9.60	$9.58	$10.24
Volatility	15.5%	15.5%	24.0%
Expected life of the options to convert	6	5.75	5.5
Risk-free rate	0.40%	0.35%	0.43%
Dividend yield	0.0%	0.0%	0.0%

Schedule of changes in the fair value of warrant liabilities
Warrant liabilities at January 1, 2021	$28,320,000
Change in fair value of warrant liabilities	18,920,000
Warrant liabilities at March 31, 2021	$47,240,000

Issuance of Public and Private Warrants, Level 3 measurments	$12,980,000
Transfer out of Public Public Warrants to Level 1	(7,900,000)
Change in fair value of derivative warrant liabilities measured with Level 3 inputs	5,840,000
Derivative warrant liabilities measured with Level 3 inputs, December 31, 2020	$10,920,000